Significant Agreements (Details 4) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Nonrefundable, upfront payments ACE-031 Change in accounting estimate adjustments Subsequent event	Sep. 30, 2013 License and collaboration agreement Shire AG	Sep. 30, 2012 License and collaboration agreement Shire AG	Sep. 30, 2013 License and collaboration agreement Shire AG	Sep. 30, 2012 License and collaboration agreement Shire AG	Dec. 31, 2012 License and collaboration agreement Shire AG	Dec. 31, 2011 License and collaboration agreement Shire AG	Sep. 30, 2013 License and collaboration agreement Shire AG ACE-031	Dec. 31, 2012 License and collaboration agreement Shire AG ACE-031	Sep. 30, 2013 License and collaboration agreement Shire AG Licensed compounds other than ACE-031	Dec. 31, 2012 License and collaboration agreement Shire AG Licensed compounds other than ACE-031	Sep. 30, 2010 License and collaboration agreement Shire AG Development milestones ActRIIB compounds	Sep. 30, 2010 License and collaboration agreement Shire AG Commercial milestones ActRIIB compounds	Sep. 30, 2010 License and collaboration agreement Shire AG Nonrefundable, upfront payments ACE-031	Sep. 30, 2013 License and collaboration agreement Shire AG Nonrefundable, upfront payments ACE-031	Sep. 30, 2012 License and collaboration agreement Shire AG Nonrefundable, upfront payments ACE-031	Sep. 30, 2013 License and collaboration agreement Shire AG Nonrefundable, upfront payments ACE-031	Sep. 30, 2012 License and collaboration agreement Shire AG Nonrefundable, upfront payments ACE-031	Dec. 31, 2012 License and collaboration agreement Shire AG Nonrefundable, upfront payments ACE-031	Dec. 31, 2011 License and collaboration agreement Shire AG Nonrefundable, upfront payments ACE-031	Feb. 08, 2011 License and collaboration agreement Shire AG Nonrefundable, upfront payments ACE-031 Change in accounting estimate adjustments	Jun. 30, 2013 License and collaboration agreement Shire AG Nonrefundable, upfront payments ACE-031 Change in accounting estimate adjustments
Significant Agreements
Payments received																				$ 45,000,000
Deferred revenue						0														45,000,000							38,800,000
Estimated revenue recognition period																				3 years							5 years
Deferred revenue recognized							22,400,000														0	1,900,000	24,300,000	5,700,000	7,700,000	8,400,000		22,400,000
Contingent milestone payments																		223,800,000	228,800,000
Percentage of development costs for which collaborator is responsible														65.00%	65.00%	55.00%	55.00%
Net cost-sharing revenue	3,632,000	1,444,000	9,666,000	4,043,000	5,558,000	4,760,000		0	600,000	600,000	1,900,000	2,700,000	4,100,000
Payment for research and development costs								$ 0	$ 200,000	$ 200,000	$ 600,000	$ 700,000	$ 2,000,000